Commitments and Contingencies - Future Minimum Payments for Capital Leases, Operating Leases and Data Centers (Detail) $ in Thousands	Mar. 31, 2017 USD ($)
Capital Leases, Operating Leases And Data Centers [Line Items]
Capital Leases, 2018	$ 251
Capital Leases, 2019	251
Total minimum lease payments	502
Less: Amount representing interest	(24)
Present value of capital lease obligations	478
Less: Current portion	(233)
Long-term portion of capital lease obligations	245
Operating Leases, 2018	4,743
Operating Leases, 2019	7,002
Operating Leases, 2020	6,329
Operating Leases, 2021	4,711
Operating Leases, 2022	3,633
Operating Leases, Thereafter	19,885
Total minimum lease payments	46,303
Data Centers [Member]
Capital Leases, Operating Leases And Data Centers [Line Items]
Data Centers, 2018	14,244
Data Centers, 2019	12,240
Data Centers, 2020	12,555
Data Centers, 2021	10,127
Data Centers, 2022	5,706
Total minimum lease payments	$ 54,872